Note 22 - Segmented Information - Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 2,825,427	$ 2,435,200
Depreciation and amortization	78,730	52,992
Operating earnings (loss)	201,398	167,376
Other income, net	1,281	500
Interest expense, net	(20,845)	(11,895)
Income tax expense	(53,260)	(61,907)
Net earnings	128,574	94,074
Total assets	2,357,580	1,507,560
Total additions to long-lived assets	887,947	182,655
Americas Segment [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	1,596,184	1,409,413
EMEA Segment [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	623,238	514,947
Asia Pacific Segment [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	528,360	496,203
Investment Management [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	76,021	12,654
Operating Segments [Member] | Americas Segment [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	1,596,184	1,409,413
Depreciation and amortization	30,391	28,799
Operating earnings (loss)	105,490	87,955
Other income, net
Interest expense, net
Income tax expense
Net earnings
Total assets	846,919	759,827
Total additions to long-lived assets	61,814	138,914
Operating Segments [Member] | EMEA Segment [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	623,238	514,947
Depreciation and amortization	25,435	16,595
Operating earnings (loss)	53,862	45,626
Other income, net
Interest expense, net
Income tax expense
Net earnings
Total assets	602,964	497,122
Total additions to long-lived assets	161,823	28,682
Operating Segments [Member] | Asia Pacific Segment [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	528,360	496,203
Depreciation and amortization	6,320	5,914
Operating earnings (loss)	66,240	55,066
Other income, net
Interest expense, net
Income tax expense
Net earnings
Total assets	228,490	221,415
Total additions to long-lived assets	10,669	9,876
Operating Segments [Member] | Investment Management [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	76,021	12,654
Depreciation and amortization	13,791	29
Operating earnings (loss)	12,326	2,263
Other income, net
Interest expense, net
Income tax expense
Net earnings
Total assets	693,040	33,360
Total additions to long-lived assets	649,898	91
Corporate, Non-Segment [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	1,624	1,983
Depreciation and amortization	2,793	1,655
Operating earnings (loss)	(36,520)	(23,534)
Other income, net
Interest expense, net
Income tax expense
Net earnings
Total assets	(13,833)	(4,164)
Total additions to long-lived assets	$ 3,743	$ 5,092